Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000016557
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,763	$ 12,194	$ 11,605	$ 11,402	$ 11,516	$ 11,180	$ 10,971	$ 11,015	$ 10,667	$ 10,305	$ 10,692	$ 10,305	$ 9,554	$ 9,877	$ 10,132	$ 10,796	$ 10,305	$ 9,815	$ 10,225	$ 10,523	$ 10,194	$ 11,101	$ 10,076	$ 10,289	$ 8,919	$ 9,534	$ 10,423	$ 10,375	$ 10,588	$ 11,221	$ 10,996	$ 11,776	$ 12,038	$ 12,799	$ 12,885	$ 12,748	$ 13,420	$ 13,498	$ 14,122	$ 13,984	$ 15,046	$ 15,022	$ 15,016	$ 14,848	$ 15,244	$ 15,016	$ 14,602	$ 13,644	$ 12,653	$ 12,279	$ 12,350	$ 11,988	$ 11,062	$ 10,391	$ 10,350	$ 9,626	$ 11,181	$ 11,578	$ 12,326	$ 11,523	$ 11,424	$ 11,022	$ 10,765	$ 11,290	$ 11,564	$ 10,882	$ 11,663	$ 11,448	$ 11,232	$ 11,243	$ 10,357	$ 10,683	$ 10,289	$ 11,008	$ 11,066	$ 11,385	$ 11,147	$ 11,535	$ 11,878	$ 12,028	$ 12,197	$ 12,893	$ 11,825	$ 11,419	$ 11,281	$ 10,877	$ 10,946	$ 10,663	$ 10,016	$ 10,016	$ 9,791	$ 9,578	$ 9,324	$ 9,139	$ 8,608	$ 8,628	$ 9,042	$ 9,060	$ 8,841	$ 8,565	$ 8,173	$ 7,793	$ 7,966	$ 7,978	$ 7,149	$ 7,275	$ 7,845	$ 8,098	$ 8,334	$ 7,845	$ 8,070	$ 8,858	$ 9,451	$ 9,693	$ 9,923	$ 9,140	$ 9,244	$ 9,031	$ 9,037	$ 9,300	$ 9,425
C000016560
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,576	12,012	11,435	11,238	11,358	11,035	10,831	10,880	10,550	10,198	10,585	10,208	9,473	9,792	10,056	10,722	10,243	9,757	10,174	10,479	10,153	11,069	10,056	10,267	8,902	9,526	10,424	10,376	10,603	11,247	11,021	11,810	12,084	12,852	12,948	12,819	13,506	13,595	14,228	14,098	15,173	15,167	15,167	15,010	15,418	15,194	14,785	13,821	12,824	12,458	12,532	12,173	11,244	10,566	10,532	9,799	11,393	11,807	12,580	11,764	11,670	11,261	11,006	11,556	11,845	11,153	11,959	11,744	11,536	11,549	10,643	10,992	10,589	11,335	11,402	11,744	11,502	11,912	12,275	12,443	12,624	13,349	12,254	11,831	11,704	11,288	11,368	11,079	10,415	10,421	10,193	9,978	9,723	9,535	8,984	9,011	9,448	9,475	9,253	8,964	8,561	8,172	8,353	8,373	7,507	7,648	8,252	8,521	8,776	8,266	8,508	9,340	9,978	10,240	10,489	9,669	9,783	9,569	9,575	9,859	10,000
C000205760
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,187	11,591	11,033	10,837	10,938	10,617	10,415	10,457	10,124	9,780	10,142	9,771	9,063	9,365	9,609	10,236	9,765	9,295	9,684	9,963	9,649	10,508	9,539	9,734	8,434	9,013	9,853	9,802	10,007	10,603	10,387	11,120	11,370	12,085	12,159	12,033	12,663	12,736	13,316	13,188	14,181	14,159	14,147	13,991	14,354	14,136	13,746	12,837	11,907	11,549	11,609	11,268	10,398	9,765	9,727	9,044	10,503	10,877	11,576	10,818	10,721	10,332	10,089	10,580	10,839	10,197	10,926	10,721	10,521	10,527	9,690	10,000	9,631	10,294
C000016561
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 12,723	13,189	12,548	12,331	12,446	12,081	11,852	11,899	11,521	11,129	11,548	11,121	10,315	10,659	10,936	11,650	11,121	10,586	11,029	11,346	10,989	11,974	10,864	11,089	9,613	10,273	11,231	11,173	11,406	12,085	11,839	12,675	12,959	13,775	13,866	13,720	14,439	14,522	15,190	15,044	16,177	16,151	16,145	15,960	16,380	16,132	15,687	14,655	13,587	13,185	13,260	12,871	11,878	11,149	11,105	10,325	11,997	12,424	13,223	12,360	12,249	11,812	11,534	12,102	12,391	11,664	12,496	12,262	12,034	12,040	11,090	11,439	11,017	11,782	11,843	12,186	11,923	12,339	12,700	12,865	13,043	13,783	12,639	12,201	12,055	11,623	11,696	11,392	10,698	10,698	10,455	10,224	9,950	9,756	9,178	9,200	9,641	9,659	9,424	9,127	8,710	8,299	8,486	8,498	7,609	7,742	8,347	8,612	8,871	8,340	8,582	9,415	10,048	10,302	10,543	9,710	9,813	9,590	9,590	9,869	10,000
C000063926
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,279,768	1,326,713	1,262,078	1,240,306	1,251,873	1,214,452	1,192,000	1,196,083	1,158,662	1,119,201	1,160,704	1,118,276	1,037,116	1,071,709	1,098,984	1,171,496	1,117,611	1,063,726	1,108,297	1,140,229	1,104,306	1,202,762	1,091,666	1,114,056	965,038	1,031,412	1,127,721	1,121,864	1,145,291	1,213,618	1,188,890	1,272,834	1,300,816	1,382,808	1,391,919	1,376,857	1,449,727	1,457,398	1,524,515	1,509,174	1,622,953	1,620,396	1,619,757	1,601,220	1,643,408	1,618,478	1,573,734	1,469,616	1,363,022	1,322,655	1,329,593	1,290,487	1,190,831	1,117,665	1,113,250	1,035,039	1,202,184	1,245,074	1,325,178	1,238,287	1,227,777	1,183,884	1,156,064	1,212,322	1,241,378	1,168,429	1,251,888	1,227,777	1,204,903	1,206,140	1,110,316	1,145,576	1,103,261	1,179,306	1,185,438	1,219,781	1,194,024	1,235,113	1,271,295	1,287,853	1,305,638	1,379,843	1,265,163	1,221,508	1,206,285	1,163,051	1,170,358	1,139,912	1,070,494	1,070,494	1,045,528	1,022,389	995,596	975,502	918,262	920,468	964,675	965,886	942,875	913,202	870,812	830,238	849,011	850,222	761,203	774,526	835,083	861,612	886,989	834,422	858,590	941,972	1,004,811	1,030,188	1,054,961	971,579	981,850	959,495	959,495	987,463	1,000,000
DWS Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,012	14,664	13,746	13,528	13,488	12,976	12,903	12,845	12,535	11,966	12,548	12,076	11,181	11,633	11,946	12,730	11,984	11,546	11,743	11,877	11,528	12,328	11,425	11,588	10,091	10,415	11,798	11,749	11,778	12,616	12,561	13,301	13,608	14,027	14,298	14,035	14,631	14,488	15,088	14,703	15,764	15,737	15,380	15,006	15,236	15,121	14,671	13,666	12,509	12,257	12,457	12,187	11,187	10,421	10,342	9,474	11,199	11,823	12,401	11,540	11,556	11,088	10,881	11,438	11,580	10,900	11,752	11,510	11,414	11,389	10,472	10,757	10,331	11,316	11,377	11,693	11,442	11,938	12,376	12,431	12,667	13,279	12,257	11,833	11,809	11,409	11,455	11,205	10,574	10,469	10,168	9,950	9,705	9,417	8,929	8,909	9,339	9,317	9,198	8,975	8,545	8,217	8,535	8,489	7,497	7,509	8,030	8,213	8,547	7,978	8,225	9,043	9,717	9,976	10,392	9,650	9,789	9,495	9,438	9,894	10,000
DWS Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,012	14,664	13,746	13,528	13,488	12,976	12,903	12,845	12,535	11,966	12,548	12,076	11,181	11,633	11,946	12,730	11,984	11,546	11,743	11,877	11,528	12,328	11,425	11,588	10,091	10,415	11,798	11,749	11,778	12,616	12,561	13,301	13,608	14,027	14,298	14,035	14,631	14,488	15,088	14,703	15,764	15,737	15,380	15,006	15,236	15,121	14,671	13,666	12,509	12,257	12,457	12,187	11,187	10,421	10,342	9,474	11,199	11,823	12,401	11,540	11,556	11,088	10,881	11,438	11,580	10,900	11,752	11,510	11,414	11,389	10,472	10,757	10,331	11,316	11,377	11,693	11,442	11,938	12,376	12,431	12,667	13,279	12,257	11,833	11,809	11,409	11,455	11,205	10,574	10,469	10,168	9,950	9,705	9,417	8,929	8,909	9,339	9,317	9,198	8,975	8,545	8,217	8,535	8,489	7,497	7,509	8,030	8,213	8,547	7,978	8,225	9,043	9,717	9,976	10,392	9,650	9,789	9,495	9,438	9,894	10,000
DWS Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 12,765	13,359	12,523	12,324	12,287	11,821	11,755	11,702	11,419	10,901	11,431	11,001	10,186	10,598	10,883	11,597	10,917	10,518	10,698	10,820	10,502	11,230	10,408	10,557	9,193	9,488	10,748	10,703	10,730	11,493	11,443	12,117	12,397	12,779	13,025	12,786	13,329	13,199	13,745	13,394	14,361	14,336	14,011	13,671	13,880	13,775	13,365	12,450	11,396	11,166	11,348	11,102	10,192	9,494	9,421	8,631	10,203	10,770	11,297	10,513	10,527	10,101	9,912	10,420	10,549	9,929	10,706	10,486	10,398	10,375	9,540	9,799	9,411	10,309
DWS Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,012	14,664	13,746	13,528	13,488	12,976	12,903	12,845	12,535	11,966	12,548	12,076	11,181	11,633	11,946	12,730	11,984	11,546	11,743	11,877	11,528	12,328	11,425	11,588	10,091	10,415	11,798	11,749	11,778	12,616	12,561	13,301	13,608	14,027	14,298	14,035	14,631	14,488	15,088	14,703	15,764	15,737	15,380	15,006	15,236	15,121	14,671	13,666	12,509	12,257	12,457	12,187	11,187	10,421	10,342	9,474	11,199	11,823	12,401	11,540	11,556	11,088	10,881	11,438	11,580	10,900	11,752	11,510	11,414	11,389	10,472	10,757	10,331	11,316	11,377	11,693	11,442	11,938	12,376	12,431	12,667	13,279	12,257	11,833	11,809	11,409	11,455	11,205	10,574	10,469	10,168	9,950	9,705	9,417	8,929	8,909	9,339	9,317	9,198	8,975	8,545	8,217	8,535	8,489	7,497	7,509	8,030	8,213	8,547	7,978	8,225	9,043	9,717	9,976	10,392	9,650	9,789	9,495	9,438	9,894	10,000
DWS Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 1,401,189	$ 1,466,405	$ 1,374,615	$ 1,352,774	$ 1,348,760	$ 1,297,579	$ 1,290,291	$ 1,284,544	$ 1,253,483	$ 1,196,560	$ 1,254,826	$ 1,207,615	$ 1,118,131	$ 1,163,332	$ 1,194,573	$ 1,272,989	$ 1,198,388	$ 1,154,550	$ 1,174,273	$ 1,187,733	$ 1,152,817	$ 1,232,752	$ 1,142,536	$ 1,158,824	$ 1,009,149	$ 1,041,485	$ 1,179,795	$ 1,174,890	$ 1,177,783	$ 1,261,617	$ 1,256,087	$ 1,330,074	$ 1,360,809	$ 1,402,737	$ 1,429,802	$ 1,403,468	$ 1,463,094	$ 1,448,805	$ 1,508,764	$ 1,470,279	$ 1,576,366	$ 1,573,654	$ 1,537,988	$ 1,500,626	$ 1,523,637	$ 1,512,072	$ 1,467,094	$ 1,366,628	$ 1,250,932	$ 1,225,679	$ 1,245,659	$ 1,218,720	$ 1,118,747	$ 1,042,140	$ 1,034,197	$ 947,437	$ 1,119,932	$ 1,182,277	$ 1,240,083	$ 1,153,989	$ 1,155,579	$ 1,108,823	$ 1,088,052	$ 1,143,821	$ 1,157,981	$ 1,089,956	$ 1,175,233	$ 1,151,002	$ 1,141,422	$ 1,138,862	$ 1,047,174	$ 1,075,670	$ 1,033,096	$ 1,131,642	$ 1,137,680	$ 1,169,297	$ 1,144,163	$ 1,193,760	$ 1,237,614	$ 1,243,114	$ 1,266,666	$ 1,327,908	$ 1,225,747	$ 1,183,271	$ 1,180,900	$ 1,140,905	$ 1,145,460	$ 1,120,468	$ 1,057,435	$ 1,046,896	$ 1,016,834	$ 995,049	$ 970,549	$ 941,721	$ 892,861	$ 890,894	$ 933,881	$ 931,660	$ 919,832	$ 897,527	$ 854,526	$ 821,686	$ 853,524	$ 848,910	$ 749,704	$ 750,933	$ 803,029	$ 821,338	$ 854,677	$ 797,769	$ 822,513	$ 904,305	$ 971,659	$ 997,567	$ 1,039,182	$ 964,962	$ 978,882	$ 949,483	$ 943,825	$ 989,423	$ 1,000,000